SUBSEQUENT EVENTS (Details Texual) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Jul. 03, 2014	May 30, 2014	Jun. 30, 2014
Subsequent Event [Line Items]
Payment Of One Time Front End Fee	$ 200,000
Portfolio Supervision Fee			5,000
Term Of Loan			5 years
Line of Credit Facility, Current Borrowing Capacity		20,000,000
Line of Credit Facility, Interest Rate During Period		2.10%
Line of Credit Facility, Commitment Fee Percentage		0.50%
Debt Conversion, Original Debt, Amount			1,000,000
Debt Conversion, Converted Instrument, Shares Issued			38
Debt Conversion, Converted Instrument, Amount			$ 1,000
Debt Instrument, Convertible, Conversion Price			$ 26.35
Dividends Payable, Amount Per Share			$ 0.40